CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ 2,404	$ (2,408)	$ (288)
Other comprehensive income (loss)
Foreign currency translation adjustment	202	(548)	(647)
Net unrealized holding loss on sale of assets and businesses:
Arising in period	(26)	0	0
Reclassification to net income (loss)	26	0	0
Net unrealized holding loss on sale of assets and businesses:	202	(548)	(647)
Pension and postretirement benefit plan adjustments:
Newly established prior service credit	0	6	0
Net actuarial gain (loss) arising during the year	20	(32)	21
Amortization of prior service credit	(4)	(3)	(3)
Amortization or settlement recognition of net gain	2	1	3
Income tax (expense) benefit	(4)	4	(3)
Currency impact	1	1	(1)
Net pension and postretirement benefit plan adjustments	15	(23)	17
Other comprehensive income (loss)	217	(571)	(630)
Comprehensive income (loss)	2,621	(2,979)	(918)
Less: Comprehensive income (loss) attributable to noncontrolling interest	4	(4)	0
Comprehensive income (loss) attributable to Valeant Pharmaceuticals International, Inc.	$ 2,617	$ (2,975)	$ (918)